Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, authorized (in shares)		10,883,950
Convertible preferred stock, issued (in shares)		7,095,746
Convertible preferred stock, outstanding (in shares)		7,095,746
Convertible preferred stock, liquidation preference (in dollars)		$ 36,964
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, authorized (in shares)	100,000,000	20,441,982
Common Stock, issued (in shares)	18,531,560	5,513,531
Common stock, outstanding (in shares)	18,531,560	5,513,531
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	3,093,898
Convertible preferred stock, issued (in shares)	0	3,093,898
Convertible preferred stock, outstanding (in shares)	0	3,093,898
Convertible preferred stock, liquidation preference (in dollars)	$ 0	$ 7,000
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares)	0	7,790,052
Convertible preferred stock, issued (in shares)	0	4,001,848
Convertible preferred stock, outstanding (in shares)	0	4,001,848
Convertible preferred stock, liquidation preference (in dollars)	$ 0	$ 29,964